ORGANIZATION (Carrying Amounts of Assets and Liabilities of VIEs) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets:
Cash and cash equivalents	$ 61,851	¥ 400,657	$ 74,957	¥ 485,556	¥ 544,318	¥ 31,555
Restricted cash	1,636	10,599		12,669
Short-term investments	7,030	45,540		70,182
Accounts receivable	562	3,638		74,445
Prepayments and other current assets	$ 4,762	¥ 30,855		157,887
Deferred tax assets, current portion				39,761
Total current assets	$ 264,300	¥ 1,712,086		1,256,403
Non-current assets:
Property and equipment, net	6,822	44,194		41,075
Intangible assets, net	30,898	200,148		3,354
Deposits	188	1,217		10,071
Long-term investments	$ 9,314	¥ 60,332		6,652
Deferred tax assets, non-current				343
Other non-current assets	$ 250	¥ 1,621		¥ 1,794
Goodwill	10,019	64,899
Total non-current assets	57,491	372,411		¥ 63,289
TOTAL ASSETS	321,791	2,084,497		¥ 1,319,692
Current liabilities:
Accounts payable	16	106
Accrued payroll and welfare payable	2,453	15,890		¥ 30,634
Accrued expenses and other current liabilities	21,707	140,612		117,992
Income taxes payable	187	1,214		9,250
Total current liabilities	24,363	157,822		¥ 157,876
Non-current liabilities:
Deferred tax liability, non-current	2,070	13,411
Long-term payables	7,244	46,928		¥ 44,194
Total non-current liabilities	9,314	60,339		44,194
TOTAL LIABILITIES	33,677	218,161		202,070
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	21,868	141,655		330,690
Restricted cash	1,636	10,597		12,667
Short-term investments	7,030	45,540		70,182
Accounts receivable	16	102		48,550
Amounts due from intergroup companies	22,788	147,616		10,484
Prepayments and other current assets	$ 3,654	¥ 23,676		149,256
Deferred tax assets, current portion				39,068
Total current assets	$ 56,992	¥ 369,186		660,897
Non-current assets:
Property and equipment, net	6,178	40,018		35,283
Intangible assets, net	30,686	198,779		1,535
Deposits	128	828		9,903
Long-term investments	$ 4,680	¥ 30,315		5,114
Deferred tax assets, non-current				343
Other non-current assets	$ 250	¥ 1,621		¥ 1,794
Goodwill	10,019	64,899
Total non-current assets	51,941	336,460		¥ 53,972
TOTAL ASSETS	108,933	705,646		¥ 714,869
Current liabilities:
Accounts payable	16	106
Amounts due to intergroup companies	20,522	132,938		¥ 140,856
Accrued payroll and welfare payable	2,300	14,896		24,828
Accrued expenses and other current liabilities	19,744	127,897		100,367
Income taxes payable	164	1,061		4,680
Total current liabilities	42,746	276,898		¥ 270,731
Non-current liabilities:
Deferred tax liability, non-current	2,070	13,411
Long-term payables	7,006	45,380		¥ 42,540
Total non-current liabilities	9,076	58,791		42,540
TOTAL LIABILITIES	$ 51,822	¥ 335,689		¥ 313,271